UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   --------

                                  FORM N-CSR
                                   --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   --------


                                101 Federal Street
                                Boston, MA 02110
             (Address of principal executive offices) (Zip code)

                                    Toews Funds
                                    P.O. Box 446
                                 Portland, ME 04112

                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-778-6397

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.



THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

                                            Toews
                                            S&P 500(R)
                                            Hedged
                                            Index Fund

                                            Toews
                                            Nasdaq-100(R)
                                            Hedged Index Fund


                                            ------------------------------------
                                            Annual Report

                                            October 31, 2003



Investment Adviser:


TOEWS
CORPORATION

TABLE OF CONTENTS

                                                                            Page

Managers' Discussion and Analysis ......................................       1

Schedules of Investments ...............................................       5

Statements of Assets & Liabilities .....................................       7

Statements of Operations ...............................................       8

Statements of Changes in Net Assets ....................................       9

Financial Highlights ...................................................      10

Notes to Financial Statements ..........................................      12

Independent Auditors' Report ...........................................      18

Trustees and Officers of The Advisors' Inner Circle Fund ...............      20

Notice to Shareholders .................................................      28

How to Obtain More Information About
 Toews Funds ......................................................   Back Cover



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

                                                                               1
MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS


PHILLIP R. TOEWS
[PHOTO OMITTED]

Stock market turbulence once again reigned prominently over the course of the past year. Markets gained significantly in the first part of the year (beginning Nov. 1, 2002), only to be followed by March and April, when investors were asked to digest a U.S. led military campaign in Iraq. During those weeks leading up to the Iraq conflict, the stock market responded by returning to multi-year lows. These lows, following three years of already bleak markets, generated unprecedented dollar outflows from stock mutual funds, peaking at $11.1 billon in February. The declines in many investors' portfolios were profound, reflected by cumulative losses in the S&P 500 Index of some 50% from the highs in March of 2000.

As mutual fund withdrawals reached a peak, and the war evolved into more of a long-term quagmire, the markets again turned. During the period from April 1 to October 31 of this year, the S&P 500 Index rose 22.4%. Heartened by this advance (and only 6 short months from the lows in April), money poured back into stock funds. In October of this year, stock fund inflows reached $25.5 billon. By comparison, net inflows four years earlier in October of 1999, near the height of the market rise, were $20.5 billion. All, apparently, is well again in Denmark.

Through the din of these market swings, our investor-oriented focus attracted assets. During the fiscal year, the Toews S&P 500 Hedged Index Fund asset level increased 48% from $30,530,878 to $45,106,084 and the Toews Nasdaq-100 Hedged Index Fund asset level increased 74% from $12,270,489 to $21,292,681. More importantly, though, is that our commitment to investor focused management has only been strengthened. Whether or not the market moves up or down in the months and years ahead, we remain committed to attempting to obtain absolute performance for our clients.

MARKET PERFORMANCE:

During the past year, the S&P 500 Index delivered a total return of 20.80% and the Dow Jones Industrial Average delivered a total return of 19.47%. The Nasdaq-100 Index delivered a total return of 43.46%, while the Russell 2000 Index delivered a total return of 43.36%.

FUND PERFORMANCE & STRATEGY:

Our quantitative strategy used to actively "hedge" against unfavorable index price movements underperformed the S&P 500 Index and the Nasdaq-100 Index over the year. Our investment strategy employs statistical analysis to participate in the performance of each index with hedges in place to attempt to lower the risk of loss in declining markets. Since these

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

2
MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONTINUED)


funds were launched in July of 2001, our strategy has been effective. The performance of the funds since inception is favorable relative to the index. During certain periods however, particularly when the markets move indecisively around our point of hedging, our strategy will underperform.

If the market begins to move down and a hedge out of the market is generated, and the market subsequently moves down, this benefits the funds as investors avoid subsequent losses. If the market begins to move down and a hedge is generated, and the market subsequently rises, the funds will buy immediately back into the index (a phenomenon we refer to as "false alarms"). Often the buy back into the index happens at a higher market price than the sale, producing underperformance relative to the index. During this type of market, the degree of underperformance increases with the number of false alarms the funds experience. This year saw a significant number of false alarms.

During the past year the Toews S&P 500 Hedged Index Fund Investor
Class returned 4.61% versus a 20.80% increase in the S&P 500 Index. During the past year the Toews Nasdaq-100 Hedged Index Fund Investor Class returned 3.83% versus a 43.46% increase in the Nasdaq-100 Index. The differences can be attributed directly to our "hedging" strategy. While hedged, the funds are investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities.

MARKET PERSPECTIVES AND OUTLOOK:

As of October 31, 2003, the S&P 500 Index was priced at approximately 30 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. (Note: An earnings ratio for the Nasdaq-100 Index is not calculable due to the high number of companies in that index with losses or no earnings.) Historical trailing earnings multiples for the S&P 500 Index range from 15 to 18 depending on the method of calculation. This means that the index stands at roughly two times its mean valuation level. Although we have access to many sources of economic forecasting that suggest that these valuations are justified based on earnings expectations moving forward, we feel that the level of risk in the U.S. stock market remains high. The prospect of retired investors holding substantial positions in a stock market priced two times its average level remains a cause of significant concern. The likelihood of the U.S. equity markets to move higher depends largely on the ability of corporate America to follow through on robust earnings expectations for the remaining part of this year and 2004.

Regardless of the direction of the markets in the coming year, we expect that volatility will remain high, measured over short as well as long term periods. We base this belief primarily on the valuation picture discussed above, as well as an increase in the number of market participants actively involved in trading based on market trends. We are unable to predict the results of our style of management over the coming



--------------------------------------------------------------------------------

                                                                               3
MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONTINUED)


years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets.




   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE TOEWS S&P
                 500 HEDGED INDEX FUND, VERSUS THE S&P 500 INDEX

[Graph Omitted]
[Plot Points Follow]
                                        Annualized
                       One Year         Inception
                        Return          To Date 1
--------------------------------------------------
Investor Class           4.61%           (1.05)%
Advisor Class            3.64%           (1.98)%
--------------------------------------------------

                 Toews S&P              Toews S&P
               500(R) Hedged          500(R) Hedged          S&P
                 Index Fund,            Index Fund,          500
               Investor Class          Advisor Class       Index 2
7/31/01            10,000                10,000            10,000
10/31/01            9,643                 9,629             8,781
10/31/02            9,335                 9,224             7,454
10/31/03            9,765                 9,560             9,005

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

1 Commenced operations on July 31, 2001.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.



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                                                            [Toews Logo Omitted]

4
MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONCLUDED)


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         TOEWS NASDAQ-100 HEDGED INDEX FUND, VERSUS THE NASDAQ-100 INDEX

[Graph Omitted]
[Plot Points Follow]
                                     Annualized
                      One Year       Inception
                       Return        To Date 1
----------------------------------------------
Investor Class          3.83%          3.00%
Advisor Class           2.78%          1.99%
----------------------------------------------

                         Toews Nasdaq-          Toews Nasdaq-
                         100(R) Hedged         100(R) Hedged           Nasdaq-
                          Index Fund,           Index Fund,            100
                         Investor Class         Advisor Class         Index 2
7/31/01                      10,000                10,000              10,000
10/31/01                      8,916                 8,889               8,108
10/31/02                     10,294                10,171               5,883
10/31/03                     10,688                10,454               8,440

The performance data quote herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. The Fund is distributed by SEI Investments Distribution Co.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

1 Commenced operations on July 31, 2001.

2 NASDAQ-100 Index is a market capitalization-weighted index that includes 100 of the largest non-financial companies, domestic and foreign, in the NASDAQ National Market. In addition to meeting the qualification standards for inclusion in the NASDAQ National Market, these issues have strong earnings and assets.


--------------------------------------------------------------------------------

                                                                               5
SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2003

                                                            FACE          MARKET
                                                           AMOUNT          VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                         (000)          (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILL (88.5%)
   U.S. Treasury Bill (A)
     0.976%, 03/25/04 .................................   $40,000       $ 39,843
                                                                        --------
Total U.S. Treasury Bill
   (Cost $39,845) .....................................                   39,843
                                                                        --------
REPURCHASE AGREEMENT (4.8%)
   Morgan Stanley Dean Witter
     0.750%, dated 10/31/03, to be repurchased
     on 11/03/03, repurchase price $2,164,299
     (collateralized by U.S. Government Obligations,
     total market value $2,207,501) ...................     2,164          2,164
                                                                        --------
Total Repurchase Agreement
   (Cost $2,164) ......................................                    2,164
                                                                        --------
Total Investments  (93.3%)+
   (Cost $42,009) .....................................                   42,007
                                                                        --------
PERCENTAGES ARE BASED ON TOTAL NET ASSETS OF $45,023,163.
(A) -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 + SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR INFORMATION ON HOLDINGS
   IN FUTURES CONTRACTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]

6
SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2003

                                                            FACE          MARKET
                                                           AMOUNT          VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                      (000)          (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILL (84.2%)
   U.S. Treasury Bill (A)
     0.976%, 03/25/04 .................................   $18,000       $ 17,930
                                                                        --------
Total U.S. Treasury Bill
   (Cost $17,931) .....................................                   17,930
                                                                        --------
REPURCHASE AGREEMENT (8.3%)
   Morgan Stanley Dean Witter
     0.750%, dated 10/31/03, to be repurchased
     on 11/03/03, repurchase price $1,770,451
     (collateralized by U.S. Government Obligations,
     total market value $1,805,792) ...................     1,770          1,770
                                                                        --------
Total Repurchase Agreement
   (Cost $1,770) ......................................                    1,770
                                                                        --------
Total Investments (92.5%)+
   (Cost $19,701) .....................................                   19,700
                                                                        --------

PERCENTAGES ARE BASED ON TOTAL NET ASSETS OF $21,301,602.
(A) -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 + SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR INFORMATION ON HOLDINGS
   IN FUTURES CONTRACTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                               7
STATEMENTS OF ASSETS & LIABILITIES (000)
Toews Funds -- October 31, 2003

                                                          Toews        Toews
                                                       S&P 500(R)  Nasdaq-100(R)
                                                         Hedged       Hedged
                                                       Index Fund   Index Fund
                                                       ----------  -------------
ASSETS:
   Investments at Market Value
     (Cost $42,009 and $19,701) .....................   $42,007       $19,700
   Cash Margin held at Broker .......................     3,082         1,699
   Receivable for Capital Shares Purchased ..........        64            86
   Receivable for Variation Margin on Futures .......        43            --
   Receivable for Investment Securities Sold ........        --            12
   Accrued Income ...................................         6             3
   Prepaid Expenses .................................        27            13
                                                        -------       -------
   Total Assets .....................................    45,229        21,513
                                                        -------       -------
LIABILITIES:
   Payable for Capital Shares Redeemed ..............       119            58
   Payable for Distribution Fees ....................        19             7
   Payable for Investment Advisory Fees .............        17             5
   Payable for Administration Fees ..................        14             7
   Payable for Investment Securities Purchased ......         6            14
   Payable for Variation Margin on Futures ..........        --            91
   Accrued Expenses .................................        31            29
                                                        -------       -------
   Total Liabilities ................................       206           211
                                                        -------       -------
   TOTAL NET ASSETS .................................   $45,023       $21,302
                                                        =======       =======
NET ASSETS:
   Investor Shares
     (unlimited authorization -- no par value)
     based on 2,802,179 and 1,213,510 outstanding
     shares of beneficial interest, respectively ....   $25,665       $12,589
   Advisor Shares
     (unlimited authorization -- no par value)
     based on 1,933,373 and 820,883 outstanding
     shares of beneficial interest, respectively ....    17,672         7,908
   Distribution in Excess of Net Investment Income ..       (23)          (32)
   Accumulated Net Realized Loss on Investments .....      (471)         (559)
   Accumulated Net Realized Gain on Futures .........     1,017           825
   Net Unrealized Depreciation on Investments .......        (2)           (1)
   Net Unrealized Appreciation on Futures ...........     1,165           572
                                                        -------       -------
   TOTAL NET ASSETS .................................   $45,023       $21,302
                                                        =======       =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Investor Class
     (based on net assets of $26,854,931 and
     $12,805,523, respectively) .....................     $9.58        $10.55
                                                        =======       =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Advisor Class
     (based on net assets of $18,168,232 and
     $8,496,079, respectively) ......................     $9.40        $10.35
                                                        =======       =======
AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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

8
STATEMENTS OF OPERATIONS (000)
For the Year Ended October 31, 2003

                                                         Toews         Toews
                                                      S&P 500(R)   Nasdaq-100(R)
                                                        Hedged        Hedged
                                                      Index Fund    Index Fund
                                                     ------------  -------------
INVESTMENT INCOME:
   Dividend Income ..................................   $  425         $  21
   Interest Income ..................................      207            90
                                                         ------       -------
   Total Investment Income ..........................      632           111
                                                         ------       -------
EXPENSES:
   Investment Advisory Fees .........................      463           199
   Administration Fees ..............................      175            75
   Distribution Fees+ ...............................      143            62
   Transfer Agent Fees ..............................      108           110
   Professional Fees ................................       35            10
   Registration Fees ................................       30            24
   Printing Fees ....................................       22             7
   Trustees' Fees ...................................        6             3
   Custodian Fees ...................................        9             4
   Other Fees .......................................        8            11
                                                         ------       -------
   Total Expenses ...................................      999           505
                                                         ------       -------
   Less: Waiver of Investment Advisory Fees .........     (162)         (144)
                                                         ------       -------
   NET EXPENSES .....................................      837           361
                                                         ------       -------
   NET INVESTMENT LOSS ..............................     (205)         (250)
                                                         ------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments ..........    1,093           (28)
   Net Realized Gain on Futures .....................    1,017           825
   Net Change in Unrealized Depreciation
     on Investments .................................     (259)       (1,016)
   Net Change in Unrealized Appreciation
     on Futures .....................................    1,165           572
                                                         ------       -------
   Total Net Realized and Unrealized Gain
     on Investments .................................    3,016           353
                                                         ------       -------
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS ................................   $2,811       $   103
                                                         ======       =======

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                               9
STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,

                                                 Toews                  Toews
                                           S&P 500(R) Hedged    Nasdaq-100(R) Hedged
                                              Index Fund              Index Fund
                                          -------------------   ---------------------
                                           2003         2002       2003         2002
                                          -------     -------   --------      -------
OPERATIONS:
   Net Investment Loss ................   $  (205)    $   (10)   $  (250)     $   (18)
   Net Realized Gain (Loss) on
     Investments and Futures ..........     2,110      (1,330)       797         (179)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Futures .......       906         257       (444)       1,017
                                          -------     -------   --------      -------
   Net Increase (Decrease) in Net Assets
     from Operations ..................     2,811      (1,083)       103          820
                                          -------     -------   --------      -------
DIVIDENDS:
   Net Investment Income:
       Investor Shares ................        (7)         (8)       (11)         (11)
       Advisor Shares .................        --          (7)        --           (4)
                                          -------     -------   --------      -------
   Total Dividends ....................        (7)        (15)       (11)         (15)
                                          -------     -------   --------      -------
CAPITAL SHARE TRANSACTIONS (1):
   INVESTOR SHARES
     Issued ...........................    25,858      25,684     16,837        8,771
     In Lieu of Dividends .............         5           8          8           10
     Redeemed .........................   (24,611)     (1,754)   (13,375)        (735)
                                          -------     -------   --------      -------
   Increase in Net Assets from
     Investor Share Transactions ......     1,252      23,938      3,470        8,046
                                          -------     -------   --------      -------
   ADVISOR SHARES
     Issued ...........................    13,772       7,609      6,229        2,347
     In Lieu of Dividends .............        --           7         --            4
     Redeemed .........................    (3,530)       (387)      (853)         (41)
                                          -------     -------   --------      -------
   Increase in Net Assets from
     Advisor Share Transactions .......    10,242       7,229      5,376        2,310
                                          -------     -------   --------      -------
Net Increase in Net Assets from
   Capital Share Transactions .........    11,494      31,167      8,846       10,356
                                          -------     -------   --------      -------
Total Increase in Net Assets ..........    14,298      30,069      8,938       11,161
                                          -------     -------   --------      -------
NET ASSETS:
   Beginning of Period ................    30,725         656     12,364        1,203
                                          -------     -------   --------      -------
   End of Period ......................   $45,023     $30,725   $ 21,302      $12,364
                                          =======     =======   ========      =======

(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]



10 & 11
FINANCIAL HIGHLIGHTS
For the Years or Period Ended October 31,
For a Share Outstanding Throughout each Period



                                            NET
                                          REALIZED                               DISTRIBUTIONS
             NET ASSET       NET            AND                      DIVIDENDS       FROM          TOTAL
               VALUE     INVESTMENT      UNREALIZED      TOTAL       FROM NET      REALIZED      DIVIDENDS       NET ASSET
            BEGINNING     OF INCOME        GAINS         FROM       INVESTMENT      CAPITAL         AND           VALUE END
              PERIOD       (LOSS)         (LOSSES)    OPERATIONS       INCOME        GAINS     DISTRIBUTIONS      OF PERIOD
            ---------    ----------      ----------   ----------    ----------    ------------ -------------     ----------
TOEWS S&P 500(R) HEDGED INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
Investor Shares
2003(1)      $ 9.16       $(0.01)         $ 0.43        $ 0.42        $   --*      $   --         $   --*          $ 9.58
2002(1)        9.62         0.01           (0.30)        (0.29)        (0.17)          --          (0.17)            9.16
2001(2)       10.00         0.03           (0.39)        (0.36)        (0.02)          --          (0.02)            9.62
Advisor Shares
2003(1)      $ 9.07       $(0.11)         $ 0.44        $ 0.33        $   --       $   --         $   --           $ 9.40
2002(1)        9.61        (0.08)          (0.31)        (0.39)        (0.15)          --          (0.15)            9.07
2001(2)       10.00         0.01           (0.38)        (0.37)        (0.02)          --          (0.02)            9.61

-----------------------------------------------------------------------------------------------------------------------------
TOEWS NASDAQ-100(R) HEDGED INDEX FUND
Investor Shares
2003(1)      $10.17       $(0.09)         $ 0.48        $ 0.39        $(0.01)      $   --         $(0.01)          $10.55
2002(1)        8.89        (0.03)           1.40          1.37         (0.09)          --          (0.09)           10.17
2001(2)       10.00         0.03           (1.11)        (1.08)        (0.03)          --          (0.03)            8.89
Advisor Shares
2003(1)      $10.07       $(0.19)         $ 0.47        $ 0.28        $   --       $   --         $   --           $10.35
2002(1)        8.87        (0.12)           1.40          1.28         (0.08)          --          (0.08)           10.07
2001(2)       10.00         0.01           (1.12)        (1.11)        (0.02)          --          (0.02)            8.87

-----------------------------------------------------------------------------------------------------------------------------

                                                                           RATIO OF
                                                                           EXPENSES
                                                        RATIO OF         TO AVERAGE
                                                           NET           NET ASSETS
                                       RATIO OF        INVESTMENT        (EXCLUDING
                      NET ASSETS       EXPENSES       INCOME (LOSS)        WAIVERS          PORTFOLIO
             TOTAL       END OF       TO AVERAGE       TO AVERAGE           AND/OR           TURNOVER
            RETURN+   PERIOD (000)    NET ASSETS       NET ASSETS       REIMBURSEMENTS)        RATE
            -------   ------------    ----------      -------------     ---------------    ------------
TOEWS S&P 500(R) HEDGED INDEX FUND
--------------------------------------------------------------------------------------------------------
Investor Shares
2003(1)       4.61%     $26,855           1.50%           (0.12)%            1.84%          1,694.85%
2002(1)      (3.20)      23,583           1.50             0.11              4.97           1,991.68
2001(2)      (3.56)         460           1.50             1.49             84.21             229.50
Advisor Shares
2003(1)       3.64%     $18,168           2.50%           (1.12)%            2.84%          1,694.85%
2002(1)      (4.20)       7,142           2.50            (0.90)             7.52           1,991.68
2001(2)      (3.71)         196           2.50             0.34             70.17             229.50

--------------------------------------------------------------------------------------------------------
TOEWS NASDAQ-100(R) HEDGED INDEX FUND
Investor Shares
2003(1)       3.83%     $12,806           1.50%           (0.94)%            2.22%          3,552.11%
2002(1)      15.46        9,688           1.50            (0.26)             8.50             973.72
2001(2)     (10.85)         981           1.50             1.26             37.99             318.12
Advisor Shares
2003(1)       2.78%     $ 8,496           2.50%           (1.94)%            3.22%          3,552.11%
2002(1)      14.42        2,676           2.50            (1.26)            10.12             973.72
2001(2)     (11.11)         222           2.50            (0.10)            40.86             318.12

--------------------------------------------------------------------------------------------------------

  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS
    SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
*   AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                            [Toews Logo Omitted]

12
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

1.  ORGANIZATION

   The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (collectively referred to as the "Funds" and individually referred to as a "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities of the Funds which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value, using methods determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the



--------------------------------------------------------------------------------
sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.

FUTURES CONTRACTS: The S&P 500(R) Hedged Index Fund invests in S&P 500(R) Index futures contracts. The Nasdaq-100(R) Hedged Index Fund invests in Nasdaq-100(R) Index futures contracts. The Funds' investments in these futures contracts are intended to assist the Funds in more closely approximating the performance of the each of the Fund's respective index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statements of Assets and Liabilities to the extent of the contract amounts.


--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]

14
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2003

A summary of the futures contracts held by the Funds at October 31, 2003, is as follows:

                        NUMBER        CONTRACT                   UNREALIZED
                          OF           VALUE                    APPRECIATION
                       CONTRACTS        (000)      EXPIRATION       (000)
                       ---------      --------     ----------   ------------
Toews S&P 500(R)
Hedged Index Fund         173         $45,391       12/31/03       $1,165

Toews Nasdaq-100(R)
Hedged Index Fund         151          21,412       12/31/03          572

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

   The Trust had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund paid the Distributor $9,147 and $4,035, respectively, through a reduction in the yield earned on these repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

   The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds, $75,000 per additional fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement.


--------------------------------------------------------------------------------

                                                                              15
5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):

                    TOEWS         TOEWS
                 S&P 500(R)   NASDAQ-100(R)
                   HEDGED        HEDGED
                 INDEX FUND    INDEX FUND
                 ----------    -----------
Investor Shares: ..  1.50%        1.50%
Advisor Shares: ...  2.50%        2.50%

   Union Bank of California (the "Custodian") acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  INVESTMENT TRANSACTIONS

   The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, are as follows
(000):

                    TOEWS         TOEWS
                 S&P 500(R)   NASDAQ-100(R)
                   HEDGED        HEDGED
                 INDEX FUND    INDEX FUND
                 ----------    ------------
Purchases
   Government ... $     --     $     --
   Other ........  420,376      348,388
Sales
   Government ...       --           --
   Other ........  451,780      359,646



7.  CAPITAL SHARE TRANSACTIONS
   Capital Share Transactions for the Funds were as follows (000):

                                                TOEWS                TOEWS
                                             S&P 500(R)          NASDAQ-100(R)
                                               HEDGED               HEDGED
                                             INDEX FUND           INDEX FUND
                                            ------------        --------------
                                            2003    2002         2003   2002
                                            -----  -----        -----   -----
Investor Shares:
   Shares Issued ........................   2,896  2,713        1,682     917
   Shares Issued in Lieu of Dividends ...       1      1            1       1
   Shares Redeemed ......................  (2,671)  (186)      (1,422)    (76)
                                            -----  -----        -----   -----
   Total Investor Shares Transactions ...     226  2,528          261     842
                                            -----  -----        -----   -----
Advisor Shares:
   Shares Issued ........................   1,544    808          643     244
   Shares Issued in Lieu of Dividends ...      --      1           --       1
   Shares Redeemed ......................    (398)   (42)         (88)     (4)
                                            -----  -----        -----   -----
   Total Advisor Shares Transactions ....   1,146    767          555     241
                                            -----  -----        -----   -----
Increase in Capital
   Share Transactions ...................   1,372  3,295          816   1,083
                                            =====  =====        =====   =====

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

16
NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
October 31, 2003


8.  FEDERAL TAX INFORMATION

   It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

   Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications have no effect on net assets or net asset value. Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                       TOEWS              TOEWS
                     S&P 500(R)        NASDAQ-100(R)
                    HEDGED INDEX       HEDGED INDEX
                        FUND               FUND
                    ------------       -------------
Undistributed
  Net Investment
  Income ............  $ 214              $ 262
Accumulated Net
  Realized Loss .....   (214)              (216)
Paid in Capital .....     --                (46)

   The tax character of dividends and distributions paid during the last two years were as follows (000):
                              ORDINARY
                               INCOME
                              --------
Toews S&P 500(R) Hedged
Index Fund
  2003 .......................   $ 7
  2002 .......................    15

Toews Nasdaq-100(R) Hedged
Index Fund
  2003 .......................    11
  2002 .......................    15

   As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                          TOEWS                TOEWS
                       S&P 500(R)          NASDAQ-100(R)
                      HEDGED INDEX          HEDGED INDEX
                          FUND                  FUND
                      ------------         -------------
Undistributed
  Ordinary
  Income ............   $  402                 $ --

Undistributed
  Long Term
  Capital Gain ......    1,309                  839

Unrealized
  Depreciation ......       (2)                  (1)

Other Temporary
  Differences .......      (23)                 (33)
                        ------                 -----
Total Distributable
  Earnings ..........   $1,686                 $805
                        ======                 ====

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2003, there were no capital loss carryforwards. During the year ended October 31, 2003, capital loss

--------------------------------------------------------------------------------
carryforwards that were utilized to offset gains were as follows (000):

Toews S&P 500(R) Hedged
Index Fund ...................  $456
Toews Nasdaq-100(R) Hedged
Index Fund ...................   315

   At October 31, 2003, the Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2003, were as follows (000):

                         TOEWS            TOEWS
                      S&P 500(R)       NASDAQ-100(R)
                        HEDGED            HEDGED
                      INDEX FUND        INDEX FUND
                      ----------       ------------
Federal Tax Cost .....  $42,009          $19,701
                        =======          =======
Aggregate Gross
   Unrealized
   Appreciation ......       --               --
Aggregate Gross
   Unrealized
   Depreciation ......       (2)              (1)
                        -------          -------
Net Unrealized
   Depreciation ......  $    (2)         $    (1)
                        =======         =======


9.  BENCHMARK INFORMATION (UNAUDITED)

   "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS(S).


--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]

18
INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Toews Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Toews S&P 500 Hedged Index and Nasdaq-100 Hedged Index Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews S&P 500 Hedged Index and Nasdaq-100 Hedged Index Funds of The Advisors' Inner Circle Fund as of October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





KPMG LLP [Signature Omitted]



Philadelphia, Pennsylvania
December 23, 2003




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









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

20 & 21
TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED 2   DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY        Trustee           (Since 1993)    Vice Chairman of Ameritrust        45       Trustee of The Arbor Funds,
76 yrs. old                                             Texas N.A., 1989-1992, and                  The MDL Funds, and The
                                                        MTrust Corp., 1985-1989.                    Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON    Trustee           (Since 1993)    Pennsylvania State                 45       Member and Treasurer, Board of
74 yrs. old                                             University, Senior Vice                     Trustees of Grove City College.
                                                        President, Treasurer                        Trustee of The Arbor Funds,
                                                        (Emeritus); Financial and                   The MDL Funds, and The
                                                        Investment Consultant,                      Expedition Funds.
                                                        Professor of Transportation
                                                        since 1984; Vice President-
                                                        Investments,  Treasurer,
                                                        Senior  Vice President
                                                        (Emeritus), 1982-1984.
                                                        Director,  Pennsylvania
                                                        Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS       Trustee           (Since 1993)    Private investor from 1987         45       Trustee of The Arbor Funds,
74 yrs. old                                             to present. Vice President                  The MDL Funds, and The
                                                        and Chief Financial officer,                Expedition Funds.
                                                        Western Company  of North
                                                        America (petroleum service
                                                        company), 1980-1986. President
                                                        of Gene Peters and Associates
                                                        (import company), 1978-1980.
                                                        President and Chief Executive
                                                        Officer of Jos. Schlitz
                                                        Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY       Trustee           (Since 1994)    Partner, Dechert (law firm),       45       Trustee of The Arbor Funds,
72 yrs. old                                             September 1987-December 1993.               The MDL Funds, The Expedition
                                                                                                    Funds, SEI Asset Allocation
                                                                                                    Trust, SEI Daily Income Trust,
                                                                                                    SEI Index Funds, SEI
                                                                                                    Institutional International
                                                                                                    Trust, SEI Institutional
                                                                                                    Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI
                                                                                                    Tax Exempt Trust, State Street
                                                                                                    Research Funds and Massachusetts
                                                                                                    Health and Education Tax-Exempt
                                                                                                    Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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






22 & 23
TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)


                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED 2   DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-----------------------
GEORGE J.             Trustee           (Since 1999)    Chief Executive Officer,           45       Trustee, Navigator Securities
SULLIVAN, JR.                                           Newfound Consultants Inc.                   Lending Trust, since 1995
61 yrs. old                                             since April 1997. General Partner,          Trustee of The Arbor Funds,
                                                        Teton Partners, L.P., June 1991             The MDL Funds, The
                                                        December 1996; Chief Financial              Expedition Funds, SEI Asset
                                                        Officer, Nobel Partners, L.P.,              Allocation Trust, SEI Daily
                                                        March 1991-December 1996; Trust,            SEI Index Funds,
                                                        Treasurer and Clerk, Peak Asset             Income SEI Institutional
                                                        Management, Inc., since 1991.               International Trust,SEI
                                                                                                    Institutional Investments
                                                                                                    Trust, SEI Institutional
                                                                                                    Managed Trust, SEI Liquid
                                                                                                    Asset Trust and SEI Tax
                                                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
---------------
ROBERT A. NESHER      Chairman          (Since 1991)    Currently performs various         45       Trustee of The Arbor Funds,
57 yrs. old           of the Board                      services on behalfof SEI                    Bishop Street Funds, The
                      of Trustees                       Investments for which Mr. Nesher            Expedition Funds, The MDL
                                                        is compensated. Executive Vice              Funds, SEI Asset Allocation
                                                        President of SEI Investments,               Trust, SEI Daily Income
                                                        1986-1994. Director and Executive           Trust, SEI Index Funds,
                                                        Vice President of the Administrator         SEI Institutional International
                                                        and the Distributor,                        Trust, SEI Institutional
                                                        1981-1994.                                  Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust,
                                                                                                    SEI Tax Exempt Trust,
                                                                                                    SEI Opportunity
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Opportunity Fund, L.P.,
                                                                                                    SEI Absolute Return
                                                                                                    Master Funds, L.P. and
                                                                                                    SEI Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN      Trustee           (Since 1992)    Partner, Morgan, Lewis &           45       Trustee of The Arbor Funds,
1701 Market Street                                      Bockius LLP(law firm), counsel              The MDL Funds, The
Philadelphia, PA 19103                                  to the Trust, SEI Investments, the          Expedition Funds, SEI Asset
63 yrs. old                                             Administrator and the Distributor.          Allocation Trust, SEI Daily
                                                        Directorof SEI Investments since            Income Trust, SEI Index
                                                        1974; Secretary of SEI Investments          Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments
                                                                                                    Trust, SEI Institutional
                                                                                                    Managed Trust, SEI Liquid
                                                                                                    Asset Trust and SEI Tax
                                                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]





24 & 25
TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)


                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED     DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA    President         (Since 2003)    Senior Operations Officer,         N/A                    N/A
41 yrs. old                                             SEI Investments, Fund
                                                        Accounting and
                                                        Administration (1996-present);
                                                        Assistant Chief Accountant
                                                        of the Securities and Exchange
                                                        Commission's Division of
                                                        Investment Management
                                                        (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER              Controller        (Since 2001)    Director, SEI Investments,         N/A                   N/A
SPRATLEY, CPA         and Chief                         Fund Accounting and
34 yrs. old           Financial                         Administration since
                      Officer                           November 1999; Audit
                                                        Manager, Ernst & Young
                                                        LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN          Co-Controller     (Since 2003)    Director, SEI Investments,         N/A                   N/A
39 yrs. old           and                               Fund Accounting and
                      Co-Chief                          Administration, employee of the
                      Financial                         Administrator since June 2001.
                      Officer                           From March 2000 to 2001,
                                                        Vice President of Funds
                                                        Administration  for J.P.
                                                        Morgan Chase & Co. From
                                                        1997 to 2000, Vice
                                                        President of Pension and
                                                        Mutual Fund Accounting for
                                                        Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN  Vice              (Since 2001)    Vice President and Assistant       N/A                   N/A
41 yrs. old           President                         Secretary of SEI Investments
                      and                               Global Funds Services and
                      Secretary                         SEI Investments Distribution
                                                        Co. since January 2001;
                                                        Shareholder/Partner,
                                                        Buchanan Ingersoll
                                                        Professional Corporation
                                                        from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS      Vice President    (Since 1998)    Vice President and Assistant       N/A                   N/A
39 yrs. old           and                               Secretary of SEI Investments,
                      Assistant                         SEI Investments Global Funds
                      Secretary                         Services and SEI Investments
                                                        Distribution Co. since 1998;
                                                        Assistant General Counsel and
                                                        Director of Arbitration,
                                                        Philadelphia Stock Exchange
                                                        from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


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



26 & 27
TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)


                                                                                       NUMBER OF
                                                                                     PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                      POSITION(S)       OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
       AGE 1          THE TRUST         TIME SERVED     DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
TIMOTHY D. BARTO      Assistant         (Since 2000)    Vice President and Assistant       N/A                   N/A
35 yrs. old           Vice                              Secretary of SEI Investments
                      President                         Global Funds Services and SEI
                      and Assistant                     Investments Distribution Co.
                      Secretary                         since 1999; Associate, Dechert
                                                        (law firm) from  1997-1999;
                                                        Associate, Richter,  Miller &
                                                        Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI    Assistant         (Since 2000)    Vice President and Assistant       N/A                   N/A
35 yrs. old           Vice                              Secretary of SEI Investments
                      President                         Global Funds Services and
                      and                               SEI Investments Distribution
                      Secretary                         Co. since 2000; Vice President,
                                                        Merrill Lynch & Co. Asset
                                                        Management Group from
                                                        1998-2000; Associate at
                                                        Pepper Hamilton LLP from
                                                        1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.          Vice              (Since 2000)    Vice President and Assistant       N/A                   N/A
MCCULLOUGH            President                         Secretary of SEI Investments
43 yrs. old           and                               Global Funds Services and SEI
                      Assistant                         Investments Distribution Co. since
                      Secretary                         1999; Associate at White and
                                                        Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH         Vice              (Since 2001)    Vice President and Assistant       N/A                   N/A
32 yrs. old           President                         Secretary of SEI Investments
                      and                               Global Funds Services and SEI
                      Assistant                         Investments Distribution Co.
                      Secretary                         since 2001; Associate at Howard
                                                        Rice Nemorvoski Canady Falk
                                                        & Rabkin from 1998-2001;
                                                        Associate at Seward & Kissel
                                                        from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA           Vice President    (Since 2002)    Middle Office Compliance           N/A                   N/A
40 yrs. old           and                               Officer at SEI Investments
                      Assistant                         since 2000; Supervising
                      Secretary                         Examiner at Federal Reserve
                                                        Bank of Philadelphia from
                                                        1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT          Vice              (Since 2003)    Employed by SEI Investments        N/A                   N/A
42 yrs. old           President and                     Company since 2003. Associate
                      Assistant                         at Drinker Biddle & Reath from
                      Secretary                         1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

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                                                            [Toews Logo Omitted]

28
                      NOTICE TO SHAREHOLDERS OF
            THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



For the shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, each Fund is designating the following items with regard to distributions paid during the year.

                                                                           Qualifying
                                                                           Dividends
                        Long Term         Long Long                      for Corporate
                       (20% Rate)        (18% Rate)        Ordinary         Dividends     Qualifying
                      Capital Gain      Capital Gain        Income           Received      Dividend
      Fund            Distribution      Distribution     Distributions      Deduction     Income (1)
  ----------          ------------      ------------     -------------      ---------     ----------
Toews S&P 500(R)
 Hedged Index
 Fund                    0.00%              0.00%           100.00%            7.03%         0.00%
Toews Nasdaq-100(R)
 Hedged Index
 Fund                    0.00%              0.00%           100.00%            0.23%         0.00%


(1) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY
    THE LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.


--------------------------------------------------------------------------------

                                                                           NOTES


--------------------------------------------------------------------------------
                                                            [Toews Logo Omitted]

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT AUDITORS

KPMG LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397




This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.

TWS-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        ----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ---------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.